Marketable Securities	12 Months Ended
Mar. 31, 2020
Investments Debt And Equity Securities [Abstract]
Marketable Securities

NOTE 3: — MARKETABLE SECURITIES

a.	Marketable securities:

	March 31,
	2020	2019
Short-term marketable securities	$595,383	$481,883
Long-term marketable securities	459,639	304,322
	$1,055,022	$786,205

b.	The following is a summary of both short-term and long-term marketable securities by type:

	March 31,
	2020				2019
	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value
Marketable securities:
Bonds	$686,365	$(6,305)	$—	$680,060	$464,443	$1,145	$—	$465,588
Government securities	271,004	2,438	—	273,442	118,659	13	—	118,672
Commercial paper	45,329	(21)	—	45,308	60,692	—	—	60,692
Preferred stock - debt instrument	6,195	(1,129)	—	5,066	750	(7)	—	743
Preferred stock - equity instrument	7,099	—	(1,098)	6,001	750	—	12	762
Other securities	45,405	(260)	—	45,145	139,687	61	—	139,748
Total marketable securities	$1,061,397	$(5,277)	$(1,098)	$1,055,022	$784,981	$1,212	$12	$786,205

At March 31, 2020 and 2019, the gross unrealized gain excludes $2,502 and $14,655 of other comprehensive income relating to marketable securities for foreign exchange gain, respectively.

As of March 31, 2020, no other than temporary impairment charges were recorded.

c.	The estimated fair value of marketable securities as of March 31, 2020 and 2019, by contractual maturity, are as follows:

	March 31,
	2020		2019
	Amortized	Market	Amortized	Market
	Cost	Value	Cost	Value
Available-for-sale marketable securities:
Matures in less than five years	$1,044,537	$1,040,549	$783,481	$784,700
Matures in more than five years	9,761	8,472	750	743
	1,054,298	1,049,021	784,231	785,443
Investment at fair value through Profit & Loss	7,099	6,001	750	762
	$1,061,397	$1,055,022	$784,981	$786,205